Sep. 28, 2026
SIIT U.S. Equity Factor Allocation Fund | U.S. EQUITY FACTOR ALLOCATION FUND
Investment Goal
Long-term growth of capital and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.25%
Distribution (12b‑1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.31%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
U.S. Equity Factor Allocation Fund — Class A Shares	$32	$100	$174	$393

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, such as structured notes and convertible bonds, of U.S. companies of all capitalization ranges. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments trusts (REITs). The Fund’s investment portfolio will be diversified and will not be concentrated in any particular industry or sector.

The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics (Factors) that are determined by SEI Investments Management Corporation (SIMC or the Adviser), such as volatility, share price performance, earnings, book value, revenues, cash flow or stock price. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund’s assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund’s assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for 1 year and 5 years, and since the Fund’s inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1‑800-DIAL-SEI.

Best Quarter: 20.01% (6/30/20) Worst Quarter: ‑21.75% (3/31/20) The Fund’s total return from January 1, 2026 to June 30, 2026 was 11.18%.

Best Quarter: 20.01% (6/30/20) Worst Quarter: -21.75% (3/31/20) The Fund's total return from January 1, 2026 to June 30, 2026 was 11.18%.
Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Equity Factor Allocation Fund	1 Year	5 Years	Since Inception (04/26/2018)
Return Before Taxes	17.99%	15.18%	14.16%
Return After Taxes on Distributions	16.26%	12.23%	12.06%
Return After Taxes on Distributions and Sale of Fund Shares	11.48%	11.18%	10.91%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.91%
Russell 3000 Return (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.18%